Share-based Compensation - Additional information (Details) $ in Thousands		3 Months Ended
	Apr. 01, 2026	Mar. 31, 2026 USD ($) Plan shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan		2
UnrecognizedAllocatedShareBasedCompensationExpenses | $		$ 72,674
Share-based compensation | $		$ 18,053	$ 8,141
Common Stock, Shares Authorized		1,600,000,000		1,600,000,000
Preferred stock, shares authorized		233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		0	0
2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized		19,085,438
Number of additional shares authorized for issuance		3,875,726
Liability for share-based compensation - current | $		$ 8,490
Internal performance targets	50.00%
2021 Plan [Member] | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual Life		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		166,666
2021 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $		$ 9,679
2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Liability for share-based compensation - current | $		$ 2,428		$ 2,428
Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted Stock Percentage		25.00%
StockIssuedDuringPeriodSharesTreasuryStockReissued		35,326	21,341
Twenty Eighteen And Twenty Twenty One Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $		$ 18,053	$ 8,141
Minimum [Member] | 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets		0.00%
Award Vesting Period		1 year
Maximum [Member] | 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets		200.00%
Award Vesting Period		3 years
Maximum [Member] | Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized		2,083,333